Basis of preparation	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Basis of preparation
2.	Basis of preparation
Statement of compliance
The Company’s consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).
As used in these notes to the consolidated financial statements, the terms “the Company”, “we”, “us”, “our”, and similar terms refer to Copa Holdings, S. A. and, unless the context indicates otherwise, its consolidated subsidiaries.
Basis of measurement
The consolidated financial statements have been prepared on a historical cost basis, except for the following:

•	certain financial assets, certain classes of property, plant and equipment, investment property and derivative financial instruments – measured at fair value

•	assets held for sale – measured at fair value less cost of disposal, and

•	defined benefit pension plans – plan assets measured at fair value.
Functional and presentation currency
These consolidated financial statements are presented in United States dollars (U.S. dollars “$”), which is the Company’s functional currency and the legal tender of the Republic of Panama. The Republic of Panama does not issue its own paper currency; instead, the U.S. dollar is used as legal currency.
All values are rounded to the nearest thousand in U.S. dollars ($000), except when otherwise indicated.
Going concern
Since the beginning of the pandemic in 2020, the Company has taken proactive actions, focusing on reducing fixed costs, further bolstering its liquidity position, to continue strengthening its long term competitive position and to implement initiatives to further strengthen its network and product in the post
COVID-19
world.
As of December 31, 2022, the Company ended the year with $1.3 billion of available liquidity, consisting of approximately $927.4 million in cash, short-term investments (see notes 8 and 9), and
$355.0 million of committed and undrawn credit facilities (see note 27).
Based on these factors, manage
m
ent has prepared the financial statements as of December 31, 2022 on the basis that it will continue to operate as a going concern.